Share Capital - Summary of Warrants Outstanding (Details)	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 shares
Disclosure of classes of share capital [line items]
Warrants (in shares) | shares	89,124,788	89,124,788	89,124,788
November 2020 Offering
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants		$ 9.00
January 2021 Offering
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants		12.60
June 2022 Offering
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants		$ 3.20
Exercise Price Range One
Disclosure of classes of share capital [line items]
Warrants (in shares) | shares	88,596,596	88,596,596
Exercise Price Range One | Bottom of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants	$ 4.38
Exercise Price Range One | Top of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants	$ 41.88
Exercise Price Range Two
Disclosure of classes of share capital [line items]
Warrants (in shares) | shares	528,192	528,192
Exercise Price Range Two | Bottom of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants	$ 112.46
Exercise Price Range Two | Top of range
Disclosure of classes of share capital [line items]
Exercise price of outstanding warrants	$ 116.09